OTHER EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Schedule of other (income) expenses
	Year ended December 31,
	2025	2024	2023
Credit losses	$1,853	$1,200	$1,457
Other	817	799	1,355
Total other expenses, net	$2,670	$1,999	$1,812

Schedule of allowance for doubtful accounts
	Year ended December 31,
	2025	2024	2023
Balance at beginning of period	$15,324	$14,124	$12,667
Provision during the period	1,853	1,200	1,457
Balance at end of period	$17,177	$15,324	$14,124